Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

September 12, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add two new series, YieldMax™ Dorsey Wright Hybrid 5 Income ETF, and YieldMax™ Dorsey Wright Focus 5 Income ETF, is Post-Effective Amendment No. 260 and Amendment No. 263 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC